Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 21,581	$ 20,551
Carrying amount of associated liabilities	65,978	56,455
Assets that entity continues to recognize	142,094	111,394
Consolidated structured entities amount of transferred assets at fair value	142,152	111,380
Carrying amount of associated liabilities, fair value	142,443	111,655
Assets	1,116,938	1,041,985
Outstanding loans	593,896
Securitisations [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Recognised assets representing continuing involvement in derecognised financial assets	199	0
Gain (loss) of derecognised financial assets at date of transfer	17	0
Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	20,639	19,649
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	700	600
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	22,800	16,900
Multi seller conduits [member] | Financial Assets Securities [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	836	894
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	392	84
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	444	810
Multi seller conduits [member] | Loans Net of Allowance for Credit Losses [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	1,224	677
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	191,500	165,100
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	11,200	10,100
Debt and equity investments held	762	715
Credit card securitization trust [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	5,400	7,300
Other assets related to credit cards	1,100
Credit card and other related receivables at fair value	6,500
Credit card receivables fair value		7,300
Credit card funding liabilities	2,500	4,300
Credit card funding liabilities fair value	2,500	4,400
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	48,300	36,700
Carrying amount of associated liabilities, fair value	48,500	36,800
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	149	141
Non controlling interest	69	44
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	147	132
HELOCS Trust [Member] | Home Equity Line of Credit [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets that entity continues to recognize	3,300	520
Consolidated structured entities amount of transferred assets at fair value	3,300	520
Liabilities recognized in entitties financial statements in relation to structured entities	500	500
Carrying amount of associated liabilities, fair value	$ 514	$ 512